Lease revenue (Tables)	12 Months Ended
Dec. 31, 2022
Lease Revenue [Abstract]
Lessor, Operating Lease, Payment to be Received, Fiscal Year Maturity	The contracted minimum future lease payments receivable from lessees for flight equipment on non-cancelable operating leases for our owned aircraft, engines and helicopters as of December 31, 2022 were as follows:

Contracted minimum future lease payments receivable
2023	$5,921,049
2024	5,815,284
2025	5,363,238
2026	4,866,291
2027	4,322,718
Thereafter	14,474,083
$40,762,663